Prepaid and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid and Other Current Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	March 31,	December 31,
	2026	2025
Prepaid consulting and marketing services	$3,239	$4,336
Deposits	37	37
VAT and taxes	41	40
Prepaid expenses	231	217
Settlement receivable	57	173
Other receivable	470	470
Prepaid and other current assets	$4,075	$5,273

Prepaid consulting and marketing services represents the unamortized portion of equity and cash consideration paid to third party vendors under consulting and marketing service agreements, recognized on a straight-line basis over the respective service periods. During the three months ended March 31, 2026 and 2025, the Company recognized amortization of $1,097 and $0, respectively, related to these arrangements. Amortization expense for the three months ended March 31, 2026, consisting of $1,020 in marketing expense and $77 in professional fees expense. Settlement receivables represent amounts held in dedicated collection accounts under the Fasanara receivables financing arrangements that have been remitted by customers but not yet contractually settled against the outstanding facility balances. See Note 12 — Accounts Receivable Financing Facility

NOTE 5 – PREPAID AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2025	2024
Prepaid consulting and marketing services	$4,336,250	$-
Deposits	37,642	-
VAT and taxes	39,667	-
Prepaid expenses	216,959	-
Settlement receivable	172,564	-
Other receivable	469,721
Prepaid and other current assets	$5,272,803	$-

Prepaid consulting and marketing services represents the unamortized portion of equity consideration paid to Data Center Constructors LLC and Finplays LLC under consulting and marketing service agreements, amortized straight-line over the respective service periods. Settlement receivables represent amounts held in dedicated collection accounts under the Fasanara receivables financing arrangements that have been remitted by customers but not yet contractually settled against the outstanding facility balances. See Note 13 — Accounts Receivable Financing Facility and Note 14 — Equity Transactions for further details.